SCHEDULE H, LINE 4i - SCHEUDLE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEUDLE OF ASSETS (HELD AT END OF YEAR)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	(e) Current value
*	Participants	Loans with interest rates ranging from 3.25% to 8.50%. Maturities through 2040.	$22,880,713
* Parties-in-interest
Note: Column (d) cost is not required for participant-directed investments.